Intangible Assets (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended				6 Months Ended	9 Months Ended		12 Months Ended
	Aug. 14, 2023	Aug. 31, 2023	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Feb. 29, 2016
Indefinite-Lived Intangible Assets [Line Items]
Acquisition charges										$ 1,450,000	$ 300,000
Finite lived intangible assets										291,533	364,417
Amortization										425,000
Operating Lease, Right-of-Use Asset			521,519					521,519		643,977	797,311		$ 870,406
Cash			4,387,797					4,387,797		1,931,068	11,754,558
Stock Issued During Period, Value, New Issues				$ 3,450,675				192,000			28,318,314
Impairment of intangible assets									$ 1,000,000	1,450,000	300,000
Intellectual property										0	375,000
Clinical research agreement										1,500,000
Amount for clinical research agreement										3,000,000
Common stock new Issues								300,000
Deconsolidation loss	$ (409,549)
Gain loss on investments			726,884					$ 726,884
Payments to Acquire Intangible Assets		$ 200,000
Stock Issued During Period, Shares, Purchase of Assets		5,000,000
Clinical research agreement, cost										0
Stock Issued During Period, Value, Purchase of Assets		$ 2,468,500	2,468,500								525,000
Amortization expense		$ 55,593
SRM Entertainment [Member]
Indefinite-Lived Intangible Assets [Line Items]
Intangible assets			$ 1,379,237					$ 1,379,237		1,379,237
Common stock new Issues	4,609,166
Dividend shares	$ 1,521,025
Deconsolidation loss	$ 409,549
SRM Entertainment Limited [Member]
Indefinite-Lived Intangible Assets [Line Items]
Ownership percentage	52.00%		48.00%					48.00%
Distribution Agreements [Member]
Indefinite-Lived Intangible Assets [Line Items]
Estimated life			6 years					6 years
Distribution Agreements [Member] | SRM Entertainment [Member]
Indefinite-Lived Intangible Assets [Line Items]
Intangible assets			$ 437,300					$ 437,300
Intellectual Property [Member]
Indefinite-Lived Intangible Assets [Line Items]
Intangible assets										0
Terminated License [Member]
Indefinite-Lived Intangible Assets [Line Items]
Impairment of intangible assets										375,000	300,000
Clinical Reserach Agreement [Member]
Indefinite-Lived Intangible Assets [Line Items]
Impairment of intangible assets										1,075,000
Two Licensing Agreement [Member]
Indefinite-Lived Intangible Assets [Line Items]
Operating Lease, Right-of-Use Asset											675,000
Cash											150,000
Stock Issued During Period, Value, New Issues											525,000
Amount for clinical research agreement										3,000,000
Finite-Lived Intangible Assets Acquired											675,000
Payments to Acquire Intangible Assets											$ 150,000
Stock Issued During Period, Shares, Purchase of Assets											525,000
Clinical research amount paid										1,500,000
Two Licensing Agreement [Member] | 2021 Earnings [Member]
Indefinite-Lived Intangible Assets [Line Items]
Impairment of intangible assets											$ 300,000
Two Licensing Agreement [Member] | 2022 Earnings [Member]
Indefinite-Lived Intangible Assets [Line Items]
Impairment of intangible assets										375,000
Clinical Research Agreement [Member]
Indefinite-Lived Intangible Assets [Line Items]
Impairment of intangible assets										1,075,000
Intellectual property										0
SRM Entertainment [Member]
Indefinite-Lived Intangible Assets [Line Items]
Amortization										72,884	72,883
Intangible assets										$ 291,533	$ 364,417
Non Compete [Member]
Indefinite-Lived Intangible Assets [Line Items]
Estimated life										2 years
Magical Beasts [Member]
Indefinite-Lived Intangible Assets [Line Items]
Acquisition charges												$ 308,690
Addtional charges												731,628
Finite lived intangible assets												$ 122,501
Adjustment for amortization						$ 96,654	$ 25,847